SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION

Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding on how to allocate resources and in assessing performance. The Company’s CODM is considered to be the Company’s chief executive officer (“CEO”). The CEO reviews operating profit presented on an entity level basis for purposes of making operating decisions and assessing financial performance. Therefore, the Company has determined that it operates in a single operating and reportable segment.

The Company provides services related to technology consultancy and digital solutions, and from a broad array of AI-based solutions to world-class enterprise systems.
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2023	2022	2021
North America
United States of America	1,210,981	1,095,895	803,934
Canada	32,735	38,895	26,970
Puerto Rico	2,256	358	396
Subtotal North America	1,245,972	1,135,148	831,300
Europe, Middle East & Africa
Spain	148,465	86,410	94,459
United Kingdom	55,746	45,017	27,156
Italy	28,384	9,320	507
France	25,854	6,593	2,600
Switzerland	16,932	8,859	5,710
Saudi Arabia	12,731	4,187	—
Germany	6,613	5,840	1,424
Netherlands	5,666	4,975	3,604
Belgium	5,245	5,577	8,705
Ireland	3,688	1,104	1,435
Sweden	3,506	897	53
Romania	2,350	—	—
Austria	2,250	131	—
Malta	1,887	899	386
Luxembourg	1,790	3,676	4,777
Denmark	668	2,246	411
Others	1,771	992	107
Subtotal Europe, Middle East & Africa	323,546	186,723	151,334
Asia & Oceania
India	20,060	21,191	10,442
Japan	18,031	11,739	8,514
Australia	11,566	3,010	5,223
Hong Kong	9,261	1,350	—
Singapore	2,696	2,600	906
United Arab Emirates	1,051	8,938	401
Others	533	1,190	643
Subtotal Asia & Oceania	63,198	50,018	26,129
Latin America
Argentina	137,207	120,578	87,756
Chile	97,049	115,494	86,809
Mexico	96,075	75,442	53,455
Brazil	58,061	31,060	20,821
Peru	27,091	25,131	15,695
Colombia	25,122	19,206	14,357
Dominican Republic	7,068	5,706	3,788
Panama	5,609	2,698	744
Uruguay	3,774	2,993	755
Ecuador	2,572	5,175	1,061
Paraguay	988	3,088	2,823
Others	2,607	1,783	251
Subtotal Latin America	463,223	408,354	288,315
TOTAL	2,095,939	1,780,243	1,297,078

One largest customer accounted for 8.7%, 10.7% and 10.9% of revenues for the years ended December 31, 2023, 2022 and 2021.
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2023	2022
Spain	625,152	587,354
United States of America	156,132	83,666
Brazil	151,599	28,649
United Kingdom	133,975	51,746
Argentina	129,978	156,594
France	114,079	44
Colombia	61,447	64,666
Mexico	54,160	51,965
Uruguay	54,109	47,903
Italy	52,111	27,844
Denmark	32,124	32,469
Germany	24,973	1,112
Australia	24,776	24,779
Hong Kong	15,931	15,577
Chile	12,341	13,395
India	12,269	26,814
Canada	11,762	103
Romania	7,173	1,492
Peru	6,656	8,393
Costa Rica	5,067	821
Luxembourg	4,226	4,226
Belarus	3,216	5,461
Ukraine	1,484	—
Poland	769	42
Ecuador	754	690
Moldova	594	—
Vietnam	219	—
Other countries	237	87
TOTAL	1,697,313	1,235,892